Annual Total Returns- Federated Hermes Pennsylvania Municipal Income Fund (Class T Shares) [BarChart] - Class T Shares - Federated Hermes Pennsylvania Municipal Income Fund - T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.62%	9.70%	7.21%	(3.35%)	8.94%	2.70%	1.05%	4.67%	0.55%	6.76%